Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2020
Registrant Name	dei_EntityRegistrantName	FIDELITY PURITAN TRUST
Central Index Key	dei_EntityCentralIndexKey	0000081205
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false